SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2021
Office furniture and equipment [Member] | Minimum [Member]
Accounting Policies [Line Items]
Length of useful life	10 years
Depreciation rate	7.00%
Office furniture and equipment [Member] | Maximum [Member]
Accounting Policies [Line Items]
Length of useful life	14 years
Depreciation rate	10.00%
Laboratory equipment [Member] | Minimum [Member]
Accounting Policies [Line Items]
Length of useful life	3 years
Depreciation rate	15.00%
Laboratory equipment [Member] | Maximum [Member]
Accounting Policies [Line Items]
Length of useful life	7 years
Depreciation rate	33.00%
Computer and auxiliary equipment [Member]
Accounting Policies [Line Items]
Length of useful life	3 years
Depreciation rate	33.00%